Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Letters of credit outstanding		$ 700	$ 200
Restricted cash		700	200
Property and equipment		53,451	36,491
Security deposit	$ 16,000
Rent expense under operating leases		$ 4,800	2,000	$ 1,500
Purchase obligation, term		12 months
Purchase obligation		$ 12,800	3,600
Draper, Utah Office Space, 2018
Loss Contingencies [Line Items]
Operating lease period	15 years
Lease payments	$ 7,900
Annual payment increase, percent	2.00%
Agreed upon cost of construction	$ 90,000
Draper, Utah Office Space, 2018 | Maximum
Loss Contingencies [Line Items]
Abatement of basic rent payments	$ 3,200
Build-To-Suit Lease Asset Under Construction
Loss Contingencies [Line Items]
Property and equipment		8,281	$ 0
Build-To-Suit Lease Asset Under Construction | Draper, Utah Office Space, 2018
Loss Contingencies [Line Items]
Property and equipment		$ 8,300